Offerings - Offering: 1	Mar. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share ("Class A common stock"), reserved for issuance under the Registrant's 2021 Equity Incentive Plan
Amount Registered | shares	6,327,093
Proposed Maximum Offering Price per Unit	0.49
Maximum Aggregate Offering Price	$ 3,100,275.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 428.15
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Class A common stock or Class B common stock of PLAYSTUDIOS, Inc. (the “Registrant,” “we,” “us” or “our”) that become issuable under the PLAYSTUDIOS, Inc. 2021 Equity Incentive Plan (the “2021 Plan”) by reason of any future share splits, share dividends, recapitalizations or any other similar transactions effected without the receipt of consideration by the Registrant, which results in an increase in the number of outstanding shares of Class A common stock or Class B common stock. Amount represents shares of Class A common stock that were added to the shares available for issuance under the 2021 Plan on January 1, 2026 pursuant to the automatic increase feature of such plan, which provides that the number of shares reserved for issuance under the 2021 Plan will automatically increase on January 1st each calendar year, starting on January 1, 2022, by the lesser of (a) five percent (5.0%) of the total number of the Registrant’s capital stock outstanding as of last business day of the immediately preceding calendar year or (b) a smaller number determined by the Registrant’s board of directors.
(2)Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act based on the average of the high and low prices of a share of the Registrant’s Class A common stock on The Nasdaq Global Market on March 10, 2026.
(3)The Registrant does not have any fee offsets.